Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 93.1%
Amusement, Gambling & Recreation Industries: 2.9%
22,925	Caesars Entertainment, Inc. [1]	$1,164,819

Beverage & Tobacco Product Manufacturing: 3.5%
9,020	Monster Beverage Corp. [1]	927,797
2,475	PepsiCo, Inc.	459,138
		1,386,935
Broadcasting: 2.8%
55,805	Paramount Global - Class B [2]	1,120,564

Chemical Manufacturing: 5.9%
5,485	Colgate-Palmolive Co.	424,978
4,255	International Flavors & Fragrances, Inc. [2]	450,264
20,320	Ligand Pharmaceuticals, Inc. [1,2]	1,481,328
		2,356,570
Computer & Electronic Product Manufacturing: 13.1%
3,475	IDEXX Laboratories, Inc. [1]	1,479,898
17,965	ON Semiconductor Corp. [1,2]	1,350,968
5,470	Roper Technologies, Inc.	2,400,729
		5,231,595
Credit Intermediation: 17.4%
18,650	Euronet Worldwide, Inc. [1,2]	1,733,517
16,105	First Hawaiian, Inc. [2]	427,588
128,190	Kearny Financial Corp.	1,239,597
158,135	Paya Holdings, Inc. - Class A [1]	1,472,237
9,435	Visa, Inc. - Class A [2]	2,047,395
		6,920,334
Gasoline Stations: 1.2%
2,555	Chevron Corp.	468,357

Health Care Equipment Manufacturing: 14.8%
10,490	STERIS PLC	1,948,413
9,715	Stryker Corp.	2,272,241
7,060	Teleflex, Inc.	1,652,887
		5,873,541
Insurance Carriers & Related Activities: 6.1%
38,950	Palomar Holdings, Inc. [1]	2,443,723

Merchant Wholesalers: 3.0%
60,925	On Holding AG - Class A [1,2]	1,183,164

Mining: 7.2%
72,030	Freeport-McMoRan, Inc.	2,866,794

Professional, Scientific & Technical Services: 3.2%
48,090	Ebix, Inc. [2]	913,229
99,569	OmniAb, Inc.	352,474
7,706	OmniAb, Inc.	–
7,706	OmniAb, Inc.	–
		1,265,703
Publishing Industries: 1.2%
227,825	Porch Group, Inc. [1,2]	464,763

Sporting & Recreation Goods: 4.1%
4,900	Pool Corp. [2]	1,614,109

Transportation Equipment Manufacturing: 1.2%
1,000	Lockheed Martin Corp.	485,190

Truck Transportation: 5.5%
11,845	J.B. Hunt Transport Services, Inc. [2]	2,178,177

TOTAL COMMON STOCKS
(Cost $33,979,565)		37,024,338

Shares
SHORT-TERM INVESTMENTS: 7.0%
Money Market Funds: 7.0%
2,801,699	Invesco Government & Agency Portfolio - Institutional Class, 3.734% [3]	2,801,699
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,801,699)		2,801,699

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 31.9%
Private Funds: 31.9%
12,688,935	Mount Vernon Liquid Assets Portfolio, 4.560% [3]	12,688,935

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $12,688,935)		12,688,935

TOTAL INVESTMENTS IN SECURITIES: 132.0%
(Cost $49,470,199)		52,514,972
Liabilities in Excess of Other Assets: (32.0)%		(12,733,399)
TOTAL NET ASSETS: 100.0%		$39,781,573

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of November 30, 2022. Total value of securities out on loan is $12,784,946 or 32.1% of net assets.
[3]	Annualized seven-day effective yield as of November 30, 2022.

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The Villere Equity Fund (the “Equity Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$37,024,338	$-	$-	37,024,338
Short-Term Investments	-	2,801,699	-	-	2,801,699
Investments Purchased with Cash Proceeds from Securities Lending [1]	12,688,935		-	-	12,688,935
Total Investments in Securities	$12,688,935	$39,826,037	$-	$-	$52,514,972

[1] Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.